Shareholders’ Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
		Oct. 31, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 10, 2025	Feb. 29, 2024
Shareholders’ Equity [Line Items]
Authorized share capital				50,000
Ordinary shares issued	[1]			166,613,948	163,106,615
Authorized shares	[1]			500,000,000	500,000,000
Par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Weighted average shares outstanding				168,488,907
Offering price (in Dollars)							$ 150,000,000
Offering expenses (in Dollars)				$ 430,000
Uni-Titan LLC [Member]
Shareholders’ Equity [Line Items]
Acquisition shares				306,651
Arisz [Member]
Shareholders’ Equity [Line Items]
Purchased shares		76,142	128,206
Purchase price (in Dollars)		$ 750,000	$ 1,250,000
Bitmain [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				1,590,940
Payables due (in Dollars)				$ 5,140,800
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares				300,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				one
Convertible shares				1
Purchased shares						204,348
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares				200,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				five
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Treasury outstanding settled
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				500,000,000
Offering price (in Dollars)				$ 1,609,742
Gross proceeds (in Dollars)				$ 6,160,000
Acquisition shares				306,651
Ordinary Shares [Member] | BitFuFu Inc [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued								150,000,000
Reverse Recapitalization [Member]
Shareholders’ Equity [Line Items]
Weighted average shares outstanding					160,988,011	150,000,000

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.